CONTINGENT LIABILITIES (Sao Paulo State Revenue Services) (Details) - Sao Paulo State Revenue Services [Member]			12 Months Ended
	Jul. 13, 2010 USD ($)	Jul. 13, 2010 BRL	Dec. 31, 2014 USD ($)	Dec. 31, 2014 BRL
Loss Contingencies [Line Items]
Possible state value added tax rate	25.00%	25.00%
Income tax deficiency notice, amount | $	$ 22,100,000
Tax deficiency, penalties | $	40,000,000
Tax deficiency, interest | $	$ 18,200,000
Aggregate sum claimed pursuant to tax deficiency | $			$ 82,700,000
Brazil, Brazil Real
Loss Contingencies [Line Items]
Income tax deficiency notice, amount | BRL		BRL 36,499,984
Tax deficiency, penalties | BRL		66,143,446
Tax deficiency, interest | BRL		BRL 30,282,420
Aggregate sum claimed pursuant to tax deficiency | BRL				BRL 220,000,000